Provisions - Schedule of environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Discounted	£ 3,109	£ 2,642	£ 2,539
Environmental
Disclosure of other provisions [line items]
Discounted	2,418	1,891	£ 1,877
Real undiscounted	2,697	£ 2,144
Real discount rate (in percent)		1.50%	0.50%
Environmental | UK
Disclosure of other provisions [line items]
Discounted	108	£ 123
Real undiscounted	£ 118	£ 138
Real discount rate (in percent)	1.00%	1.50%
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 2,310	£ 1,768
Real undiscounted	£ 2,579	£ 2,006
Real discount rate (in percent)	1.50%	1.50%